Shareholders' equity	12 Months Ended
Dec. 31, 2022
Share Capital, Reserves and Other Equity Interests [Abstract]
Shareholders' equity	Shareholders' equity
Capital stock and contributed surplus
The authorized and issued share capital of the Company consists of an unlimited number of common shares, without par value.

	Number of shares	Stated value (in thousands $)

At Dec. 31, 2020	24,789,365	417,758
Shares acquired for equity incentive plan	(237,172)	(10,201)
Issuance of shares to settle contingent consideration	93,023	3,000
Shares released on vesting of equity incentive plan	237,626	4,382
Issuance of shares on vesting of RSUs	105,291	2,341
Issuance of shares under dividend reinvestment program	3,487	145
At Dec. 31, 2021	24,991,620	417,425
Shares acquired for equity incentive plan	(180,594)	(6,948)
Issuance of shares on exercise of stock options	115,102	1,807
Shares released on vesting of equity incentive plan	324,568	12,867
Issuance of shares on vesting of RSUs	80,345	2,210
Issuance of shares to purchase management contracts	72,464	4,000
Shares acquired and canceled under normal course issuer bid	(81,538)	(3,036)
Issuance of shares under dividend reinvestment program	3,927	150
At Dec. 31, 2022	25,325,894	428,475
Contributed surplus consists of stock option expense, earn-out shares expense, equity incentive plans' expense, and additional purchase consideration.

Stated value (in thousands $)

At Dec. 31, 2020	43,309
Issuance of shares to settle contingent consideration	(4,879)
Shares released on vesting of equity incentive plan	(4,382)
Stock-based compensation	3,650
Issuance of shares on conversion of RSUs	(2,341)
At Dec. 31, 2021	35,357
Issuance of shares on exercise of stock options	(680)
Shares released on vesting of equity incentive plan	(12,867)
Stock-based compensation	17,041
Released on vesting of RSU's	(5,135)
At Dec. 31, 2022	33,716
Stock option plan
The Company has an option plan (the "Plan") intended to provide incentives to directors, officers and employees of the Company and its wholly owned subsidiaries. The aggregate number of shares issuable upon the exercise of all options granted under the Plan and under all other stock-based compensation arrangements including the Trust and Equity Incentive Plan ("EIP") cannot exceed 10% of the issued and outstanding shares of the Company as at the date of grant. The options may be granted at a price that is not less than the market price of the Company's common shares at the time of grant. The options typically vest annually over a three-year period and may be exercised during a period not to exceed 10 years from the date of grant.
There were no stock options issued during the year ended December 31, 2022 (year ended December 31, 2021 - Nil). There were 150,000 stock options exercised during the year ended December 31, 2022 (year ended December 31, 2021 - Nil).
For valuing share option grants, the fair value method of accounting is used. The fair value of option grants is determined using the Black-Scholes option-pricing model, which takes into account the exercise price of the option, the current share price, the risk-free interest rate, the expected volatility of the share price over the life of the option and other relevant factors. Compensation cost is recognized over the vesting period, assuming an estimated forfeiture rate, with an offset to contributed surplus. When exercised, amounts originally recorded against contributed surplus as well as any consideration paid by the option holder is credited to capital stock.
A summary of the changes in the Plan is as follows:

	Number of options	Weighted average exercise price (CAD $)

Options outstanding, December 31, 2020	162,500	23.61
Options exercisable, December 31, 2020	162,500	23.61
Options outstanding, December 31, 2021	162,500	23.61
Options exercisable, December 31, 2021	162,500	23.61
Options exercised	(150,000)	23.30
Options outstanding, December 31, 2022 (1)	12,500	27.30
Options exercisable, December 31, 2022 (1)	12,500	27.30
(1) Outstanding options have 3.4 years remaining on their contractual life.
Equity incentive plan
For employees in Canada, the Trust has been established and the Company will fund the Trust with cash, which will be used by the trustee to purchase: (1) on the open market, common shares of the Company that will be held in the Trust until the awards vest and are distributed to eligible members; and (2) from treasury, common shares of the Company that will be held in the Trust until the awards vest and are distributed to eligible employees. For employees in the U.S. under the EIP plan, the Company will allot common shares of the Company as either: (1) restricted stock; (2) unrestricted stock; or (3) restricted stock units ("RSUs"), the resulting common shares of which will be issued from treasury.
There were 372,000 RSUs granted during the year ended December 31, 2022 (year ended December 31, 2021 -1,182).

Number of common shares

Unvested common shares held by the Trust, Dec. 31, 2020	774,859
Acquired	237,172
Released on vesting	(237,626)
Unvested common shares held by the Trust, Dec. 31, 2021	774,405
Acquired	180,594
Released on vesting	(324,568)
Unvested common shares held by the Trust, Dec. 31, 2022	630,431
The table below presents details of stock based compensation, which is presented in the Compensation line of the consolidated statements of operations and comprehensive income.

	For the years ended
	Dec. 31, 2022	Dec. 31, 2021

Amortization of stock based compensation (1)	16,496	3,650
Deferred annual incentive plan	545	—
Total stock-based compensation	17,041	3,650
(1) Included in this amount is amortization of stock based compensation of $1,950 for the year ended December 31, 2022 (year ended December 31, 2021 - $Nil) related to the transition of the former CEO.
Basic and diluted earnings per share
The following table presents the calculation of basic and diluted earnings per common share:

	For the years ended
	Dec. 31, 2022	Dec. 31, 2021

Numerator (in thousands $):
Net income - basic and diluted	17,632	33,185

Denominator (Number of shares in thousands):
Weighted average number of common shares	25,923	25,695
Weighted average number of unvested shares purchased by the Trust	(857)	(817)
Weighted average number of common shares - basic	25,066	24,878
Weighted average number of dilutive stock options	13	163
Weighted average number of unvested shares under EIP	1,107	867
Weighted average number of common shares - diluted	26,186	25,908

Net income per common share
Basic	0.70	1.33
Diluted	0.67	1.28

Capital management
The Company's objectives when managing capital are:
•to meet regulatory requirements and other contractual obligations;
•to safeguard the Company's ability to continue as a going concern so that it can continue to provide returns for shareholders;
•to provide financial flexibility to fund possible acquisitions;
•to provide adequate seed capital for the Company's new product offerings; and
•to provide an adequate return to shareholders through growth in assets under management, growth in management fees, carried interest and performance fees and return on the Company's invested capital that will result in dividend payments to shareholders.
The Company's capital is comprised of equity, including capital stock, contributed surplus, retained earnings (deficit) and accumulated other comprehensive income (loss). SCP is a member of the New Self-Regulatory Organization of Canada (a consolidation of the Investment Industry Organization of Canada and the Mutual Fund Dealers Association of Canada (the "New SRO"), SAM is a registrant of the Ontario Securities Commission ("OSC") and the U.S. Securities and Exchange Commission ("SEC") and SGRIL is a member of the Financial Industry Regulatory Authority ("FINRA"). As a result, all of these entities are required to maintain a minimum level of regulatory capital. To ensure compliance, management monitors regulatory and working capital on a regular basis. SAM US and RCIC are also registered with the SEC. As at December 31, 2022 and 2021, all entities were in compliance with their respective capital requirements.